Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Conservative Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Class L
Trading Symbol	MXIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 104	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%	[1]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Expenses Excluding Extraordinary Expenses, Percent	(0.40%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 6.65% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Class L/MXIPX)	4.80%	3.10%	3.45%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	6.65%	3.68%	4.24%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,212,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,212M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Conservative Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Institutional Class
Trading Symbol	MXKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[1]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Expenses Excluding Extraordinary Expenses, Percent	(0.40%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.49%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 6.65% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Conservative Profile Fund (Institutional Class/MXKVX)	5.49%	3.70%	4.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Composite Index	6.65%	3.68%	4.20%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,212,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,212M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Conservative Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Investor Class
Trading Symbol	MXCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests
(0.40
%).

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%	[1]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests
(0.40
%).
Expenses Excluding Extraordinary Expenses, Percent	(0.40%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.09%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 6.65% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Investor Class/MXCPX)	5.09%	3.35%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	6.65%	3.68%	4.24%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,212,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,212M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Class L
Trading Symbol	MXHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 110	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%	[2]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	(0.45%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.28%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.74% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower Mid Cap Value Fund, Empower Global Bond Fund, and Empower Large Cap Value Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	6.28%	4.26%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	8.74%	5.28%	5.59%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 784,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 784M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Institutional Class
Trading Symbol	MXJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 49	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%	[2]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	(0.45%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.74% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower Mid Cap Value Fund, Empower Global Bond Fund, and Empower Large Cap Value Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	6.80%	4.90%	5.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Composite Index	8.74%	5.28%	5.54%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 784,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 784M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Investor Class
Trading Symbol	MXDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%	[2]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Expenses Excluding Extraordinary Expenses, Percent	(0.45%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.45%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.74% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower Mid Cap Value Fund, Empower Global Bond Fund, and Empower Large Cap Value Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	6.45%	4.52%	4.78%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	8.74%	5.28%	5.59%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 784,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 784M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Class L
Trading Symbol	MXGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderate Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 120	1.16% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%	[3]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Expenses Excluding Extraordinary Expenses, Percent	(0.52%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.62%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 10.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Class L/MXGPX)	7.62%	5.51%	5.62%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	10.86%	6.85%	6.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,835,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,835M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Institutional Class
Trading Symbol	MXITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderate Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 58	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[3]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Expenses Excluding Extraordinary Expenses, Percent	(0.52%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.35%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 10.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Moderate Profile Fund (Institutional Class/MXITX)	8.35%	6.12%	6.18%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	10.86%	6.85%	6.86%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,835,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,835M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Investor Class
Trading Symbol	MXMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderate Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 95	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%	[3]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Expenses Excluding Extraordinary Expenses, Percent	(0.52%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.95%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 10.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Investor Class/MXMPX)	7.95%	5.78%	5.89%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	10.86%	6.85%	6.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,835,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,835M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Aggressive Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Aggressive Profile Fund
Class Name	Institutional Class
Trading Symbol	MXHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 69	0.66% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%	[4]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Expenses Excluding Extraordinary Expenses, Percent	(0.59%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.68%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	9.68%	7.01%	7.02%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	12.72%	8.17%	7.97%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,048,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,048M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.49%
Empower International Value Fund Institutional Class	13.18%
Empower Mid Cap Value Fund Institutional Class	9.53%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.20%
Empower Emerging Markets Equity Fund Institutional Class	4.81%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.77%
Empower Real Estate Index Fund Institutional Class	3.56%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.49%
Empower International Value Fund Institutional Class	13.18%
Empower Mid Cap Value Fund Institutional Class	9.53%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.20%
Empower Emerging Markets Equity Fund Institutional Class	4.81%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.77%
Empower Real Estate Index Fund Institutional Class	3.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Aggressive Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Aggressive Profile Fund
Class Name	Investor Class
Trading Symbol	MXBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 106	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%	[4]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Expenses Excluding Extraordinary Expenses, Percent	(0.59%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.34%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	9.34%	6.63%	6.74%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	12.72%	8.17%	8.03%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,048,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,048M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.49%
Empower International Value Fund Institutional Class	13.18%
Empower Mid Cap Value Fund Institutional Class	9.53%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.20%
Empower Emerging Markets Equity Fund Institutional Class	4.81%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.77%
Empower Real Estate Index Fund Institutional Class	3.56%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.49%
Empower International Value Fund Institutional Class	13.18%
Empower Mid Cap Value Fund Institutional Class	9.53%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.20%
Empower Emerging Markets Equity Fund Institutional Class	4.81%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.77%
Empower Real Estate Index Fund Institutional Class	3.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Aggressive Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Aggressive Profile Fund
Class Name	Institutional Class
Trading Symbol	MXGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 85	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%	[5]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Expenses Excluding Extraordinary Expenses, Percent	(0.70%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 12.41%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 16.61% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, Empower Emerging Markets Equity Fund, and Empower International Growth Fund.
Allocations to developed ex-U.S. equity was the largest detractor from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	12.41%	8.64%	8.66%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	16.61%	10.80%	10.19%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 735,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 735M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.39%
Empower International Value Fund Institutional Class	18.38%
Empower Mid Cap Value Fund Institutional Class	13.28%
Empower Large Cap Growth Fund Institutional Class	9.63%
Empower Small Cap Value Fund Institutional Class	8.62%
Empower International Growth Fund Institutional Class	7.26%
Empower Emerging Markets Equity Fund Institutional Class	6.71%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.27%
Empower Small Cap Growth Fund Institutional Class	3.41%
Empower Real Estate Index Fund Institutional Class	3.05%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.39%
Empower International Value Fund Institutional Class	18.38%
Empower Mid Cap Value Fund Institutional Class	13.28%
Empower Large Cap Growth Fund Institutional Class	9.63%
Empower Small Cap Value Fund Institutional Class	8.62%
Empower International Growth Fund Institutional Class	7.26%
Empower Emerging Markets Equity Fund Institutional Class	6.71%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.27%
Empower Small Cap Growth Fund Institutional Class	3.41%
Empower Real Estate Index Fund Institutional Class	3.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Aggressive Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Aggressive Profile Fund
Class Name	Investor Class
Trading Symbol	MXAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 122	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%	[5]
Extraordinary Expenses Footnote [Text Block]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Expenses Excluding Extraordinary Expenses, Percent	(0.70%)
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.94%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 16.61% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, Empower Emerging Markets Equity Fund, and Empower International Growth Fund.
Allocations to developed ex-U.S. equity was the largest detractor from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Aggressive Profile Fund (Investor Class/MXAPX)	11.94%	8.25%	8.37%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	16.61%	10.80%	10.25%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 735,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 735M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.39%
Empower International Value Fund Institutional Class	18.38%
Empower Mid Cap Value Fund Institutional Class	13.28%
Empower Large Cap Growth Fund Institutional Class	9.63%
Empower Small Cap Value Fund Institutional Class	8.62%
Empower International Growth Fund Institutional Class	7.26%
Empower Emerging Markets Equity Fund Institutional Class	6.71%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.27%
Empower Small Cap Growth Fund Institutional Class	3.41%
Empower Real Estate Index Fund Institutional Class	3.05%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.39%
Empower International Value Fund Institutional Class	18.38%
Empower Mid Cap Value Fund Institutional Class	13.28%
Empower Large Cap Growth Fund Institutional Class	9.63%
Empower Small Cap Value Fund Institutional Class	8.62%
Empower International Growth Fund Institutional Class	7.26%
Empower Emerging Markets Equity Fund Institutional Class	6.71%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.27%
Empower Small Cap Growth Fund Institutional Class	3.41%
Empower Real Estate Index Fund Institutional Class	3.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
[5]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).